UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2022
MFS®  Global Growth Fund
WGF-SEM

MFS® Global Growth Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and the evolving geopolitical landscape in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve has hiked rates at consecutive meetings for the first time since 2006 and raised rates by more than 0.25% for the first time since 2000. Additional half-point hikes are expected at the Fed’s next two meetings as it seeks to adopt a neutral monetary policy stance before the end of the year. Richly valued growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The number of coronavirus cases outside of Asia remains well below prior peaks, and fewer are seriously ill. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lockdowns in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team, guided by a commitment to long-term fundamental investing, seeks to uncover what we believe are the best, most durable investment ideas in markets around the world. The result — combining collective expertise, long-term discipline, and thoughtful risk management — is what we consider to be a unique global investment platform that enables us to create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
June 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Alphabet, Inc., “A”	5.3%
Microsoft Corp.	5.1%
Accenture PLC, “A”	2.5%
Canadian Pacific Railway Ltd.	2.5%
Apple, Inc.	2.4%
Visa, Inc., “A”	2.0%
Church & Dwight Co., Inc.	1.9%
Tencent Holdings Ltd.	1.9%
ICON PLC	1.9%
American Tower Corp., REIT	1.8%
GICS equity sectors (g)
Information Technology	25.8%
Consumer Discretionary	14.3%
Health Care	13.9%
Communication Services	11.8%
Consumer Staples	11.7%
Industrials	9.2%
Financials	7.4%
Real Estate	1.8%
Materials	1.4%
Utilities	1.2%
Issuer country weightings (x)
United States	66.6%
Canada	5.1%
United Kingdom	4.6%
China	4.5%
Switzerland	4.1%
Ireland	2.6%
Japan	2.2%
South Korea	2.0%
Taiwan	1.6%
Other Countries	6.7%
Currency exposure weightings (y)
United States Dollar	71.8%
British Pound Sterling	5.3%
Euro	4.3%
Swiss Franc	4.1%
Hong Kong Dollar	3.8%
Canadian Dollar	2.6%
Japanese Yen	2.2%
South Korean Won	2.0%
Taiwan Dollar	1.6%
Other Currencies	2.3%

2

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2022.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2021 through April 30, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Expenses Paid During Period (p) 11/01/21-4/30/22
A	Actual	1.22%	$1,000.00	$875.60	$5.67
	Hypothetical (h)	1.22%	$1,000.00	$1,018.74	$6.11
B	Actual	1.97%	$1,000.00	$872.43	$9.15
	Hypothetical (h)	1.97%	$1,000.00	$1,015.03	$9.84
C	Actual	1.97%	$1,000.00	$872.35	$9.15
	Hypothetical (h)	1.97%	$1,000.00	$1,015.03	$9.84
I	Actual	0.97%	$1,000.00	$876.64	$4.51
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
R1	Actual	1.97%	$1,000.00	$872.22	$9.14
	Hypothetical (h)	1.97%	$1,000.00	$1,015.03	$9.84
R2	Actual	1.47%	$1,000.00	$874.58	$6.83
	Hypothetical (h)	1.47%	$1,000.00	$1,017.50	$7.35
R3	Actual	1.22%	$1,000.00	$875.60	$5.67
	Hypothetical (h)	1.22%	$1,000.00	$1,018.74	$6.11
R4	Actual	0.97%	$1,000.00	$876.72	$4.51
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
R6	Actual	0.89%	$1,000.00	$877.11	$4.14
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
4/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Alcoholic Beverages – 2.3%
Diageo PLC	225,778	$ 11,188,448
Kweichow Moutai Co. Ltd.	20,867	5,744,334
		$ 16,932,782
Apparel Manufacturers – 5.0%
Adidas AG	51,957	$ 10,582,511
Burberry Group PLC	329,710	6,483,690
LVMH Moet Hennessy Louis Vuitton SE	14,795	9,467,255
NIKE, Inc., “B”	81,639	10,180,383
		$ 36,713,839
Automotive – 0.6%
Aptiv PLC (a)	42,832	$ 4,557,325
Brokerage & Asset Managers – 1.4%
Blackstone, Inc.	22,480	$ 2,283,294
Charles Schwab Corp.	120,676	8,004,439
		$ 10,287,733
Business Services – 9.6%
Accenture PLC, “A”	61,493	$ 18,470,038
CGI, Inc. (a)	91,887	7,327,213
Cognizant Technology Solutions Corp., “A”	80,399	6,504,279
Equifax, Inc.	49,499	10,074,036
Fidelity National Information Services, Inc.	89,940	8,917,551
Fiserv, Inc. (a)	131,819	12,907,717
Verisk Analytics, Inc., “A”	25,920	5,288,976
		$ 69,489,810
Cable TV – 0.8%
Charter Communications, Inc., “A” (a)	13,515	$ 5,791,042
Computer Software – 7.8%
Adobe Systems, Inc. (a)	12,288	$ 4,865,434
Black Knight, Inc. (a)	75,830	4,988,856
Microsoft Corp.	133,176	36,959,003
Naver Corp.	43,788	9,904,954
		$ 56,718,247
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 3.0%
Apple, Inc.	109,333	$ 17,236,347
Samsung Electronics Co. Ltd.	85,717	4,554,497
		$ 21,790,844
Construction – 2.0%
Otis Worldwide Corp.	99,004	$ 7,211,451
Sherwin-Williams Co.	26,499	7,286,165
		$ 14,497,616
Consumer Products – 6.1%
Church & Dwight Co., Inc.	142,729	$ 13,924,641
Colgate-Palmolive Co.	92,607	7,135,369
Estee Lauder Cos., Inc., “A”	15,134	3,996,284
Kose Corp.	93,600	9,693,578
Reckitt Benckiser Group PLC	120,336	9,387,612
		$ 44,137,484
Electrical Equipment – 4.1%
Amphenol Corp., “A”	177,698	$ 12,705,407
Fortive Corp.	166,048	9,547,760
TE Connectivity Ltd.	59,341	7,404,570
		$ 29,657,737
Electronics – 3.4%
Analog Devices, Inc.	43,604	$ 6,731,586
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	125,648	11,676,469
Texas Instruments, Inc.	38,845	6,613,361
		$ 25,021,416
Food & Beverages – 3.3%
McCormick & Co., Inc.	101,059	$ 10,163,503
Nestle S.A.	72,376	9,344,138
PepsiCo, Inc.	24,759	4,251,368
		$ 23,759,009
Gaming & Lodging – 0.7%
Flutter Entertainment PLC (a)	50,955	$ 5,119,312
General Merchandise – 2.4%
B&M European Value Retail S.A.	1,040,472	$ 6,379,288
Dollarama, Inc.	202,601	11,263,584
		$ 17,642,872
Health Maintenance Organizations – 0.9%
Cigna Corp.	26,205	$ 6,466,870
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 2.3%
Aon PLC	36,020	$ 10,373,400
Marsh & McLennan Cos., Inc.	37,057	5,992,117
		$ 16,365,517
Internet – 7.1%
Alphabet, Inc., “A” (a)	16,755	$ 38,238,093
Tencent Holdings Ltd.	292,500	13,719,824
		$ 51,957,917
Leisure & Toys – 1.7%
Electronic Arts, Inc.	104,472	$ 12,332,920
Machinery & Tools – 1.5%
Daikin Industries Ltd.	43,300	$ 6,657,826
Schindler Holding AG	21,419	4,125,770
		$ 10,783,596
Medical & Health Technology & Services – 1.9%
ICON PLC (a)	60,597	$ 13,707,647
Medical Equipment – 9.8%
Abbott Laboratories	36,452	$ 4,137,302
Agilent Technologies, Inc.	33,901	4,043,372
Becton, Dickinson and Co.	40,318	9,966,206
Boston Scientific Corp. (a)	305,147	12,849,740
Danaher Corp.	39,507	9,921,393
Medtronic PLC	40,713	4,248,809
STERIS PLC	36,254	8,122,709
Stryker Corp.	27,373	6,604,010
Thermo Fisher Scientific, Inc.	20,557	11,366,377
		$ 71,259,918
Other Banks & Diversified Financials – 6.5%
Credicorp Ltd.	41,484	$ 5,761,713
HDFC Bank Ltd.	624,336	11,210,471
Julius Baer Group Ltd.	68,812	3,290,342
Mastercard, Inc., “A”	14,801	5,378,387
Moody's Corp.	20,611	6,522,969
Visa, Inc., “A”	69,452	14,802,305
		$ 46,966,187
Pharmaceuticals – 1.4%
Roche Holding AG	26,863	$ 9,949,159
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 0.8%
Wolters Kluwer N.V.	56,843	$ 5,749,682
Railroad & Shipping – 2.5%
Canadian Pacific Railway Ltd.	251,854	$ 18,440,750
Restaurants – 1.2%
Starbucks Corp.	119,924	$ 8,951,127
Specialty Chemicals – 0.4%
Sika AG	10,146	$ 3,085,181
Specialty Stores – 4.3%
Alibaba Group Holding Ltd. (a)	1,087,772	$ 13,294,533
JD.com, Inc., “A” (a)	14,119	440,096
Ross Stores, Inc.	113,809	11,354,724
TJX Cos., Inc.	101,084	6,194,427
		$ 31,283,780
Telecommunications - Wireless – 2.6%
American Tower Corp., REIT	55,195	$ 13,303,099
Cellnex Telecom S.A.	126,528	5,914,241
		$ 19,217,340
Utilities - Electric Power – 1.1%
Xcel Energy, Inc.	112,831	$ 8,265,999
Total Common Stocks (Identified Cost, $500,738,147)		$ 716,900,658
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 0.28% (v) (Identified Cost, $9,433,889)	9,433,889	$ 9,433,889

Other Assets, Less Liabilities – 0.2%		1,499,081
Net Assets – 100.0%		$ 727,833,628

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,433,889 and $716,900,658, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
9

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 4/30/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $500,738,147)	$716,900,658
Investments in affiliated issuers, at value (identified cost, $9,433,889)	9,433,889
Receivables for
Fund shares sold	1,586,264
Interest and dividends	1,355,306
Receivable from investment adviser	13,859
Other assets	37,291
Total assets	$729,327,267
Liabilities
Payable to custodian	$75,009
Payables for
Fund shares reacquired	865,721
Payable to affiliates
Administrative services fee	1,088
Shareholder servicing costs	141,460
Distribution and service fees	8,511
Payable for independent Trustees' compensation	2,680
Deferred country tax expense payable	321,321
Accrued expenses and other liabilities	77,849
Total liabilities	$1,493,639
Net assets	$727,833,628
Net assets consist of
Paid-in capital	$485,145,684
Total distributable earnings (loss)	242,687,944
Net assets	$727,833,628
Shares of beneficial interest outstanding	13,267,619
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$330,594,261	6,092,131	$54.27
Class B	3,350,719	74,833	44.78
Class C	13,342,693	302,375	44.13
Class I	110,658,888	1,973,796	56.06
Class R1	685,973	15,586	44.01
Class R2	3,183,534	61,449	51.81
Class R3	3,952,167	73,205	53.99
Class R4	1,975,536	36,178	54.61
Class R6	260,089,857	4,638,066	56.08

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $57.58 [100 / 94.25 x $54.27]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 4/30/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$4,649,107
Other	14,660
Dividends from affiliated issuers	3,424
Income on securities loaned	1,729
Foreign taxes withheld	(194,376)
Total investment income	$4,474,544
Expenses
Management fee	$3,614,910
Distribution and service fees	575,234
Shareholder servicing costs	281,903
Administrative services fee	60,943
Independent Trustees' compensation	6,726
Custodian fee	51,685
Shareholder communications	27,484
Audit and tax fees	42,536
Legal fees	1,971
Miscellaneous	98,876
Total expenses	$4,762,268
Fees paid indirectly	(5)
Reduction of expenses by investment adviser and distributor	(406,192)
Net expenses	$4,356,071
Net investment income (loss)	$118,473
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $18,239 country tax)	$28,860,953
Foreign currency	(42,418)
Net realized gain (loss)	$28,818,535
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $255,216 decrease in deferred country tax)	$(132,122,094)
Translation of assets and liabilities in foreign currencies	(66,815)
Net unrealized gain (loss)	$(132,188,909)
Net realized and unrealized gain (loss)	$(103,370,374)
Change in net assets from operations	$(103,251,901)
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21
Change in net assets
From operations
Net investment income (loss)	$118,473	$562,292
Net realized gain (loss)	28,818,535	55,990,598
Net unrealized gain (loss)	(132,188,909)	154,888,566
Change in net assets from operations	$(103,251,901)	$211,441,456
Total distributions to shareholders	$(51,218,125)	$(22,314,557)
Change in net assets from fund share transactions	$23,839,015	$40,081,037
Total change in net assets	$(130,631,011)	$229,207,936
Net assets
At beginning of period	858,464,639	629,256,703
At end of period	$727,833,628	$858,464,639
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$65.93	$51.22	$46.53	$40.55	$40.66	$32.89
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.04)	$(0.01)	$0.10	$0.09	$0.10(c)
Net realized and unrealized gain (loss)	(7.66)	16.54	5.62	7.73	1.27	8.21
Total from investment operations	$(7.69)	$16.50	$5.61	$7.83	$1.36	$8.31
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.04)	$(0.04)	$(0.07)	$(0.02)
From net realized gain	(3.97)	(1.79)	(0.88)	(1.81)	(1.40)	(0.52)
Total distributions declared to shareholders	$(3.97)	$(1.79)	$(0.92)	$(1.85)	$(1.47)	$(0.54)
Net asset value, end of period (x)	$54.27	$65.93	$51.22	$46.53	$40.55	$40.66
Total return (%) (r)(s)(t)(x)	(12.43)(n)	32.86	12.17	20.28	3.38	25.70(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32(a)	1.32	1.36	1.38	1.39	1.38(c)
Expenses after expense reductions (f)	1.22(a)	1.22	1.21	1.31	1.37	1.33(c)
Net investment income (loss)	(0.11)(a)	(0.06)	(0.03)	0.23	0.21	0.29(c)
Portfolio turnover	9(n)	22	39	21	22	27
Net assets at end of period (000 omitted)	$330,594	$391,787	$290,411	$283,181	$214,801	$203,117
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$55.29	$43.53	$39.93	$35.28	$35.76	$29.18
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.22)	$(0.42)	$(0.32)	$(0.20)	$(0.20)	$(0.15)(c)
Net realized and unrealized gain (loss)	(6.32)	13.97	4.80	6.66	1.12	7.25
Total from investment operations	$(6.54)	$13.55	$4.48	$6.46	$0.92	$7.10
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(3.97)	(1.79)	(0.88)	(1.81)	(1.40)	(0.52)
Total distributions declared to shareholders	$(3.97)	$(1.79)	$(0.88)	$(1.81)	$(1.40)	$(0.52)
Net asset value, end of period (x)	$44.78	$55.29	$43.53	$39.93	$35.28	$35.76
Total return (%) (r)(s)(t)(x)	(12.76)(n)	31.86	11.34	19.36	2.58	24.78(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07(a)	2.07	2.11	2.13	2.14	2.13(c)
Expenses after expense reductions (f)	1.97(a)	1.97	1.97	2.08	2.13	2.08(c)
Net investment income (loss)	(0.87)(a)	(0.82)	(0.78)	(0.54)	(0.55)	(0.46)(c)
Portfolio turnover	9(n)	22	39	21	22	27
Net assets at end of period (000 omitted)	$3,351	$4,537	$4,277	$4,928	$5,020	$5,097
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$54.55	$42.96	$39.42	$34.85	$35.34	$28.85
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.21)	$(0.41)	$(0.32)	$(0.20)	$(0.20)	$(0.14)(c)
Net realized and unrealized gain (loss)	(6.24)	13.79	4.74	6.58	1.11	7.15
Total from investment operations	$(6.45)	$13.38	$4.42	$6.38	$0.91	$7.01
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(3.97)	(1.79)	(0.88)	(1.81)	(1.40)	(0.52)
Total distributions declared to shareholders	$(3.97)	$(1.79)	$(0.88)	$(1.81)	$(1.40)	$(0.52)
Net asset value, end of period (x)	$44.13	$54.55	$42.96	$39.42	$34.85	$35.34
Total return (%) (r)(s)(t)(x)	(12.76)(n)	31.89	11.33	19.37	2.58	24.75(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07(a)	2.07	2.11	2.13	2.14	2.13(c)
Expenses after expense reductions (f)	1.97(a)	1.97	1.97	2.07	2.13	2.08(c)
Net investment income (loss)	(0.86)(a)	(0.81)	(0.78)	(0.55)	(0.55)	(0.45)(c)
Portfolio turnover	9(n)	22	39	21	22	27
Net assets at end of period (000 omitted)	$13,343	$17,013	$14,222	$13,332	$8,857	$13,743
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$67.95	$52.63	$47.77	$41.58	$41.64	$33.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.12	$0.09	$0.25	$0.19	$0.26(c)
Net realized and unrealized gain (loss)	(7.92)	17.01	5.79	7.89	1.29	8.34
Total from investment operations	$(7.88)	$17.13	$5.88	$8.14	$1.48	$8.60
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.02)	$(0.14)	$(0.14)	$(0.14)	$(0.12)
From net realized gain	(3.97)	(1.79)	(0.88)	(1.81)	(1.40)	(0.52)
Total distributions declared to shareholders	$(4.01)	$(1.81)	$(1.02)	$(1.95)	$(1.54)	$(0.64)
Net asset value, end of period (x)	$56.06	$67.95	$52.63	$47.77	$41.58	$41.64
Total return (%) (r)(s)(t)(x)	(12.34)(n)	33.19	12.45	20.58	3.60	26.03(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07(a)	1.07	1.10	1.13	1.14	1.14(c)
Expenses after expense reductions (f)	0.97(a)	0.97	0.97	1.06	1.13	1.10(c)
Net investment income (loss)	0.15(a)	0.19	0.17	0.56	0.44	0.70(c)
Portfolio turnover	9(n)	22	39	21	22	27
Net assets at end of period (000 omitted)	$110,659	$126,593	$98,214	$83,727	$22,537	$17,272
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$54.42	$42.86	$39.33	$34.78	$35.27	$28.79
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.21)	$(0.40)	$(0.32)	$(0.18)	$(0.20)	$(0.15)(c)
Net realized and unrealized gain (loss)	(6.23)	13.75	4.73	6.54	1.11	7.15
Total from investment operations	$(6.44)	$13.35	$4.41	$6.36	$0.91	$7.00
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(3.97)	(1.79)	(0.88)	(1.81)	(1.40)	(0.52)
Total distributions declared to shareholders	$(3.97)	$(1.79)	$(0.88)	$(1.81)	$(1.40)	$(0.52)
Net asset value, end of period (x)	$44.01	$54.42	$42.86	$39.33	$34.78	$35.27
Total return (%) (r)(s)(t)(x)	(12.78)(n)	31.89	11.33	19.35	2.59	24.77(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07(a)	2.07	2.11	2.13	2.14	2.13(c)
Expenses after expense reductions (f)	1.97(a)	1.97	1.97	2.10	2.13	2.09(c)
Net investment income (loss)	(0.85)(a)	(0.79)	(0.80)	(0.52)	(0.56)	(0.47)(c)
Portfolio turnover	9(n)	22	39	21	22	27
Net assets at end of period (000 omitted)	$686	$766	$442	$317	$862	$961
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$63.20	$49.29	$44.88	$39.24	$39.42	$31.97
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.18)	$(0.13)	$(0.03)	$(0.02)	$0.02(c)
Net realized and unrealized gain (loss)	(7.31)	15.88	5.42	7.48	1.24	7.95
Total from investment operations	$(7.42)	$15.70	$5.29	$7.45	$1.22	$7.97
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(3.97)	(1.79)	(0.88)	(1.81)	(1.40)	(0.52)
Total distributions declared to shareholders	$(3.97)	$(1.79)	$(0.88)	$(1.81)	$(1.40)	$(0.52)
Net asset value, end of period (x)	$51.81	$63.20	$49.29	$44.88	$39.24	$39.42
Total return (%) (r)(s)(t)(x)	(12.54)(n)	32.52	11.90	19.95	3.12	25.35(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57(a)	1.57	1.61	1.63	1.64	1.63(c)
Expenses after expense reductions (f)	1.47(a)	1.47	1.47	1.58	1.63	1.58(c)
Net investment income (loss)	(0.37)(a)	(0.31)	(0.27)	(0.07)	(0.05)	0.05(c)
Portfolio turnover	9(n)	22	39	21	22	27
Net assets at end of period (000 omitted)	$3,184	$4,491	$3,207	$2,202	$2,581	$2,887
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$65.62	$50.99	$46.29	$40.33	$40.46	$32.73
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.05)	$(0.01)	$0.08	$0.08	$0.10(c)
Net realized and unrealized gain (loss)	(7.63)	16.47	5.59	7.71	1.26	8.17
Total from investment operations	$(7.66)	$16.42	$5.58	$7.79	$1.34	$8.27
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.00)(w)	$(0.02)	$(0.07)	$(0.02)
From net realized gain	(3.97)	(1.79)	(0.88)	(1.81)	(1.40)	(0.52)
Total distributions declared to shareholders	$(3.97)	$(1.79)	$(0.88)	$(1.83)	$(1.47)	$(0.54)
Net asset value, end of period (x)	$53.99	$65.62	$50.99	$46.29	$40.33	$40.46
Total return (%) (r)(s)(t)(x)	(12.44)(n)	32.86	12.18	20.28	3.35	25.70(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32(a)	1.32	1.36	1.38	1.39	1.38(c)
Expenses after expense reductions (f)	1.22(a)	1.22	1.22	1.33	1.38	1.34(c)
Net investment income (loss)	(0.11)(a)	(0.07)	(0.02)	0.19	0.19	0.28(c)
Portfolio turnover	9(n)	22	39	21	22	27
Net assets at end of period (000 omitted)	$3,952	$4,915	$4,237	$4,106	$4,324	$4,791
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$66.29	$51.38	$46.65	$40.66	$40.75	$32.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.11	$0.11	$0.21	$0.19	$0.20(c)
Net realized and unrealized gain (loss)	(7.72)	16.60	5.64	7.73	1.27	8.21
Total from investment operations	$(7.67)	$16.71	$5.75	$7.94	$1.46	$8.41
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.01)	$(0.14)	$(0.14)	$(0.15)	$(0.10)
From net realized gain	(3.97)	(1.79)	(0.88)	(1.81)	(1.40)	(0.52)
Total distributions declared to shareholders	$(4.01)	$(1.80)	$(1.02)	$(1.95)	$(1.55)	$(0.62)
Net asset value, end of period (x)	$54.61	$66.29	$51.38	$46.65	$40.66	$40.75
Total return (%) (r)(s)(t)(x)	(12.33)(n)	33.19	12.47	20.55	3.62	26.00(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07(a)	1.07	1.11	1.13	1.14	1.13(c)
Expenses after expense reductions (f)	0.97(a)	0.97	0.97	1.06	1.13	1.09(c)
Net investment income (loss)	0.16(a)	0.18	0.22	0.49	0.46	0.55(c)
Portfolio turnover	9(n)	22	39	21	22	27
Net assets at end of period (000 omitted)	$1,976	$2,153	$1,613	$1,662	$484	$559
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$67.99	$52.65	$47.77	$41.59	$41.65	$33.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.17	$0.14	$0.23	$0.23	$0.11(c)
Net realized and unrealized gain (loss)	(7.92)	17.01	5.78	7.93	1.30	8.51
Total from investment operations	$(7.85)	$17.18	$5.92	$8.16	$1.53	$8.62
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.05)	$(0.16)	$(0.17)	$(0.19)	$(0.13)
From net realized gain	(3.97)	(1.79)	(0.88)	(1.81)	(1.40)	(0.52)
Total distributions declared to shareholders	$(4.06)	$(1.84)	$(1.04)	$(1.98)	$(1.59)	$(0.65)
Net asset value, end of period (x)	$56.08	$67.99	$52.65	$47.77	$41.59	$41.65
Total return (%) (r)(s)(t)(x)	(12.29)(n)	33.30	12.54	20.64	3.71	26.09(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99(a)	0.99	1.03	1.05	1.07	1.09(c)
Expenses after expense reductions (f)	0.89(a)	0.89	0.89	0.99	1.06	1.05(c)
Net investment income (loss)	0.22(a)	0.27	0.28	0.53	0.53	0.28(c)
Portfolio turnover	9(n)	22	39	21	22	27
Net assets at end of period (000 omitted)	$260,090	$306,209	$212,634	$126,958	$68,931	$48,429

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global Growth Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing
24

Notes to Financial Statements (unaudited) - continued
service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
25

Notes to Financial Statements (unaudited) - continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$473,436,540	$—	$—	$473,436,540
Canada	37,031,547	—	—	37,031,547
United Kingdom	—	33,439,038	—	33,439,038
China	—	33,198,787	—	33,198,787
Switzerland	—	29,794,590	—	29,794,590
Ireland	13,707,647	5,119,312	—	18,826,959
Japan	9,693,578	6,657,826	—	16,351,404
South Korea	—	14,459,451	—	14,459,451
Taiwan	11,676,469	—	—	11,676,469
Other Countries	5,761,713	42,924,160	—	48,685,873
Mutual Funds	9,433,889	—	—	9,433,889
Total	$560,741,383	$165,593,164	$—	$726,334,547
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes
26

Notes to Financial Statements (unaudited) - continued
the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2022, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the
27

Notes to Financial Statements (unaudited) - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/21
Ordinary income (including any short-term capital gains)	$256,496
Long-term capital gains	22,058,061
Total distributions	$22,314,557
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/22
Cost of investments	$512,242,117
Gross appreciation	240,619,266
Gross depreciation	(26,526,836)
Net unrealized appreciation (depreciation)	$214,092,430
As of 10/31/21
Undistributed ordinary income	5,593,687
Undistributed long-term capital gain	45,622,682
Other temporary differences	36,186
Net unrealized appreciation (depreciation)	345,905,415
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
28

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/22	Year ended 10/31/21
Class A	$23,491,411	$10,203,215
Class B	309,629	173,880
Class C	1,215,564	593,561
Class I	7,468,790	3,425,408
Class R1	56,495	18,956
Class R2	273,119	118,556
Class R3	298,883	150,265
Class R4	123,454	56,587
Class R6	17,980,780	7,574,129
Total	$51,218,125	$22,314,557
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 29, 2024. For the six months ended April 30, 2022, this management fee reduction amounted to $56,112, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2022 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.22%	1.97%	1.97%	0.97%	1.97%	1.47%	1.22%	0.97%	0.90%
29

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2023. For the six months ended April 30, 2022, this reduction amounted to $349,853, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $21,412 for the six months ended April 30, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 459,043
Class B	0.75%	0.25%	1.00%	1.00%	19,691
Class C	0.75%	0.25%	1.00%	1.00%	77,444
Class R1	0.75%	0.25%	1.00%	1.00%	3,699
Class R2	0.25%	0.25%	0.50%	0.50%	9,655
Class R3	—	0.25%	0.25%	0.25%	5,702
Total Distribution and Service Fees					$575,234
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2022, this rebate amounted to $212 and $15 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of
30

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2022, were as follows:
Amount
Class A	$1,770
Class B	408
Class C	742
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2022, the fee was $52,424, which equated to 0.0131% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $229,479.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2022 was equivalent to an annual effective rate of 0.0152% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2022, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $300,323 and $390,634, respectively. The sales transactions resulted in net realized gains (losses) of $74,036.
31

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended April 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $75,884,324 and $106,165,735, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/22		Year ended 10/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	269,131	$16,296,874	821,264	$49,225,929
Class B	199	10,816	2,848	141,892
Class C	8,822	428,916	49,729	2,451,154
Class I	220,483	13,466,885	480,043	29,475,683
Class R1	1,121	54,767	5,406	267,847
Class R2	2,189	125,384	20,441	1,229,491
Class R3	2,403	145,376	10,231	604,811
Class R4	4,706	275,143	6,867	409,139
Class R6	484,544	29,797,962	1,496,168	93,197,676
	993,598	$60,602,123	2,892,997	$177,003,622
Shares issued to shareholders in reinvestment of distributions
Class A	361,063	$22,433,129	174,579	$9,697,846
Class B	5,950	305,932	3,644	170,911
Class C	23,930	1,212,544	12,673	586,230
Class I	115,424	7,402,140	59,604	3,404,605
Class R1	1,118	56,495	411	18,956
Class R2	4,599	273,076	2,187	116,712
Class R3	4,836	298,883	2,718	150,265
Class R4	1,976	123,454	972	54,139
Class R6	272,289	17,459,199	125,531	7,170,353
	791,185	$49,564,852	382,319	$21,370,017
32

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/22		Year ended 10/31/21
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(480,112)	$(29,044,404)	(723,165)	$(43,994,460)
Class B	(13,370)	(681,268)	(22,700)	(1,168,526)
Class C	(42,286)	(2,063,868)	(81,516)	(4,090,913)
Class I	(225,097)	(13,793,272)	(542,746)	(33,815,783)
Class R1	(730)	(35,518)	(2,062)	(101,675)
Class R2	(16,404)	(940,732)	(16,625)	(949,459)
Class R3	(8,937)	(531,563)	(21,154)	(1,271,586)
Class R4	(2,983)	(191,425)	(6,755)	(408,953)
Class R6	(622,335)	(39,045,910)	(1,156,517)	(72,491,247)
	(1,412,254)	$(86,327,960)	(2,573,240)	$(158,292,602)
Net change
Class A	150,082	$9,685,599	272,678	$14,929,315
Class B	(7,221)	(364,520)	(16,208)	(855,723)
Class C	(9,534)	(422,408)	(19,114)	(1,053,529)
Class I	110,810	7,075,753	(3,099)	(935,495)
Class R1	1,509	75,744	3,755	185,128
Class R2	(9,616)	(542,272)	6,003	396,744
Class R3	(1,698)	(87,304)	(8,205)	(516,510)
Class R4	3,699	207,172	1,084	54,325
Class R6	134,498	8,211,251	465,182	27,876,782
	372,529	$23,839,015	702,076	$40,081,037
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of Daily Simple SOFR plus 0.10%, the Federal Funds Effective Rate, and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its
33

Notes to Financial Statements (unaudited) - continued
borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2022, the fund’s commitment fee and interest expense were $1,524 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,748,732	$69,538,197	$64,853,040	$—	$—	$9,433,889

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,424	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
34

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
35

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
36

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
April 30, 2022
MFS®  Income Fund
MFO-SEM

MFS® Income Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and the evolving geopolitical landscape in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve has hiked rates at consecutive meetings for the first time since 2006 and raised rates by more than 0.25% for the first time since 2000. Additional half-point hikes are expected at the Fed’s next two meetings as it seeks to adopt a neutral monetary policy stance before the end of the year. Richly valued growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The number of coronavirus cases outside of Asia remains well below prior peaks, and fewer are seriously ill. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lockdowns in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team, guided by a commitment to long-term fundamental investing, seeks to uncover what we believe are the best, most durable investment ideas in markets around the world. The result — combining collective expertise, long-term discipline, and thoughtful risk management — is what we consider to be a unique global investment platform that enables us to create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
June 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
U.S. Treasury Securities	44.1%
Investment Grade Corporates	27.6%
Collateralized Loan Obligations	11.9%
High Yield Corporates	9.3%
Emerging Markets Bonds	6.6%
Commercial Mortgage-Backed Securities	4.7%
Municipal Bonds	1.6%
Asset-Backed Securities	0.5%
Residential Mortgage-Backed Securities	0.1%
Mortgage-Backed Securities (o)	0.0%
Composition including fixed income credit quality (a)(i)
AAA	2.0%
AA	2.5%
A	12.9%
BBB	29.7%
BB	9.6%
B	4.3%
CCC	0.8%
D (o)	0.0%
U.S. Government	33.7%
Federal Agencies (o)	0.0%
Not Rated	10.9%
Non-Fixed Income (o)	0.0%
Cash & Cash Equivalents	4.0%
Other	(10.4)%

2

Portfolio Composition - continued
Portfolio facts (i)
Average Duration (d)	5.9
Average Effective Maturity (m)	8.4 yrs.
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2022.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2021 through April 30, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Expenses Paid During Period (p) 11/01/21-4/30/22
A	Actual	0.72%	$1,000.00	$907.69	$3.41
	Hypothetical (h)	0.72%	$1,000.00	$1,021.22	$3.61
B	Actual	1.47%	$1,000.00	$903.50	$6.94
	Hypothetical (h)	1.47%	$1,000.00	$1,017.50	$7.35
C	Actual	1.47%	$1,000.00	$904.65	$6.94
	Hypothetical (h)	1.47%	$1,000.00	$1,017.50	$7.35
I	Actual	0.47%	$1,000.00	$909.99	$2.23
	Hypothetical (h)	0.47%	$1,000.00	$1,022.46	$2.36
R6	Actual	0.40%	$1,000.00	$909.02	$1.89
	Hypothetical (h)	0.40%	$1,000.00	$1,022.81	$2.01
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
4/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 95.4%
Aerospace & Defense – 0.9%
Boeing Co., 2.196%, 2/04/2026	$2,018,000	$ 1,840,595
Boeing Co., 2.95%, 2/01/2030	453,000	389,974
Boeing Co., 5.705%, 5/01/2040	1,359,000	1,357,783
Boeing Co., 5.805%, 5/01/2050	349,000	349,020
Moog, Inc., 4.25%, 12/15/2027 (n)	2,965,000	2,761,156
TransDigm, Inc., 6.375%, 6/15/2026	900,000	888,705
TransDigm, Inc., 4.625%, 1/15/2029	1,000,000	870,180
		$ 8,457,413
Asset-Backed & Securitized – 17.2%
ACREC 2021-FL1 Ltd., “D”, FLR, 3.204% (LIBOR - 1mo. + 2.65%), 10/16/2036 (n)	$2,591,000	$ 2,530,285
ACRES 2021-FL2 Issuer Ltd.,“C”, FLR, 3.204% (LIBOR - 1mo. + 2.65%), 1/15/2037 (z)	2,862,000	2,815,073
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 4.098% (LIBOR - 3mo. + 3%), 10/21/2028 (n)	1,250,000	1,235,890
Arbor Realty Trust, Inc., CLO, 2019-FL2, “D”, FLR, 3.073% (SOFR - 30 day + 2.565%), 9/15/2034 (n)	4,000,000	3,940,720
Arbor Realty Trust, Inc., CLO, 2020-FL1, “D”, FLR, 3.073% (LIBOR - 1mo. + 2.45%), 2/15/2035 (n)	1,768,000	1,735,220
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.554% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	4,000,000	3,949,124
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 3.504% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	701,000	691,130
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 2.154% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	2,596,000	2,538,169
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 2.504% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)	375,000	364,458
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 2.404% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	3,500,000	3,454,199
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 2.754% (LIBOR - 1mo. + 2.2%), 8/15/2034 (n)	539,000	524,553
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 3.454% (LIBOR - 1mo. + 2.9%), 11/15/2036 (n)	3,743,500	3,688,900
Arbor Realty Trust, Inc., CLO, 2022-FL1, “E”, FLR, 4.017% (SOFR - 30 day + 3.75%), 1/15/2037 (n)	4,500,000	4,465,805
AREIT 2019-CRE3 Trust, “D”, FLR, 3.273% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	1,729,000	1,686,164
AREIT 2022-CRE6 Trust, “E”, FLR, 3.675% (SOFR - 30 day + 3.4%), 1/17/2025 (n)	4,500,000	4,470,984
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 2.313% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	$1,750,000	$ 1,740,292
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 3.162% (LIBOR - 3mo. + 2.1%), 1/20/2032 (n)	2,083,333	2,035,093
Bancorp Commercial Mortgage 2019-CRE6 Trust, “D”, FLR, 2.682% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	2,044,000	1,989,105
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.349% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	90,880	102,426
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	500,000	469,976
BDS 2021-FL9 Ltd., “C”, FLR, 2.454% (LIBOR - 1mo. + 1.9%), 11/16/2038 (n)	4,254,000	4,196,520
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 2.354% (LIBOR - 1mo. + 1.8%), 10/15/2036 (n)	1,231,000	1,224,620
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 2.554% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	1,505,000	1,490,778
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 2.604% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	1,300,000	1,281,223
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 3.304% (LIBOR - 1mo. + 2.75%), 12/15/2038 (n)	818,500	803,806
BSPRT 2022-FL8 Issuer Ltd., “D”, FLR, 3.067% (SOFR - 30 day + 2.8%), 2/15/2037 (n)	4,000,000	3,982,224
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	397,526	379,253
Business Jet Securities LLC, 2021-1A, “C”, 5.067%, 4/15/2036 (n)	358,551	335,893
BXMT 2021-FL4 Ltd., “B”, FLR, 2.104% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	2,123,000	2,086,105
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	764,773	744,702
CHCP 2021-FL1 Ltd., “B”, FLR, 2.273% (LIBOR - 1mo. + 1.65%), 2/15/2038 (n)	3,500,000	3,455,619
CHCP 2021-FL1 Ltd., “C”, FLR, 2.723% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	549,500	542,732
CLNC 2019-FL1 Ltd., “C”, FLR, 3.023% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	1,735,000	1,692,034
Columbia Cent CLO 28 Ltd., “B-R”, 3.521%, 11/07/2030 (n)	2,083,333	2,011,843
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	2,061,031	2,002,337
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,805,893	1,805,992
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	674,459	7
Cutwater 2015-1A Ltd., “BR”, FLR, 2.844% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	1,500,000	1,481,110
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 3.094% (LIBOR - 3mo. + 2.05%), 7/18/2030 (n)	2,000,000	2,000,074
DT Auto Owner Trust, 2020-1A, “C”, 2.29%, 11/17/2025 (n)	877,000	874,601
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	190,958	191,201
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
HGI CRE CLO Ltd., 2021-FL3, “D”, FLR, 4.025% (SOFR - 30 day + 3.75%), 4/19/2037 (n)	$4,500,000	$ 4,498,002
Invitation Homes 2018-SFR1 Trust, “C”, FLR, 1.804% (LIBOR - 1mo. + 1.25%), 3/17/2037 (n)	869,875	864,443
KREF 2021-FL2 Ltd., “D”, FLR, 2.754% (LIBOR - 1mo. + 2.2%), 2/15/2039 (n)	1,837,000	1,806,943
LCCM 2021-FL2 Trust, “C”, FLR, 2.704% (LIBOR - 1mo. + 2.15%), 12/13/2038 (n)	3,212,500	3,173,693
LoanCore 2018-CRE1 Ltd., “C”, FLR, 3.104% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,740,000	1,738,250
LoanCore 2018-CRE1 Ltd., “C”, FLR, 2.504% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	1,355,850	1,345,131
LoanCore 2019-CRE2 Ltd., “D”, FLR, 3.004% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	1,291,000	1,277,060
LoanCore 2021-CRE5 Ltd., “C”, FLR, 2.904% (LIBOR - 1mo. + 2.35%), 7/15/2036 (n)	3,000,000	2,966,160
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 3.225% (LIBOR - 3mo. + 2%), 7/27/2031 (n)	3,000,000	2,973,234
Magnetite CLO Ltd., 2015-16A, “DR”, FLR, 3.194% (LIBOR - 3mo. + 2.15%), 1/18/2028 (n)	500,000	490,562
MF1 2020-FL4 Ltd., “B”, FLR, 3.373% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	2,250,000	2,225,556
MF1 2021-FL5 Ltd., “C”, FLR, 2.323% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	2,250,000	2,217,735
MF1 2021-FL5 Ltd., “D”, FLR, 3.123% (LIBOR - 1mo. + 2.5%), 7/15/2036 (n)	3,000,000	2,951,697
MF1 2021-FL6 Ltd., “C”, FLR, 2.404%, 7/16/2036 (n)	3,357,603	3,293,751
MF1 2022-FL8 Ltd., “E”, FLR, 3.417% (SOFR - 30 day + 3.15%), 2/19/2037 (n)	4,500,000	4,392,766
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,050,279	1,031,062
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 2.894% (LIBOR - 3mo. + 1.85%), 10/15/2029 (n)	2,286,610	2,232,255
Neuberger Berman CLO Ltd., 2016-21A, “CR2”, 3.113%, 4/20/2034 (n)	1,750,000	1,725,318
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 3.486% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	3,236,356	3,140,104
Palmer Square Loan Funding 2020-1A Ltd., “B”, FLR, 2.38% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	879,778	862,043
Parallel 2015-1A Ltd., “DR”, FLR, 3.613% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	1,750,000	1,742,921
PFP III 2021-7 Ltd., “C”, FLR, 2.204% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	431,478	423,659
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
PFP III 2021-8 Ltd., “D”, FLR, 2.704% (LIBOR - 1mo. + 2.15%), 8/09/2037 (n)	$4,274,000	$ 4,133,856
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 2.53% (LIBOR - 3mo. + 2.05%), 2/20/2030 (n)	1,500,000	1,480,641
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 3.618% (LIBOR - 1mo. + 2.95%), 11/25/2036 (z)	1,770,000	1,730,494
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	211,455	211,710
Shackleton 2015-8A CLO Ltd., “CR”, FLR, 2.713% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	1,000,000	992,206
Starwood Commercial Mortgage, 2021-FL2, “D”, 3.354%, 4/18/2038 (n)	3,000,000	2,964,368
Starwood Commercial Mortgage, 2022-FL3, “D”, FLR, 3.017% (SOFR - 30 day + 2.75%), 11/15/2038 (n)	2,750,000	2,737,970
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 2.404% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	2,700,000	2,676,321
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	2,996,753	2,921,321
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	1,052,000	1,030,664
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 10/15/2052	1,291,913	1,185,057
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 4.344% (LIBOR - 3mo. + 3.3%), 10/15/2030 (n)	1,737,638	1,709,087
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	1,740,000	1,674,760
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,490,000	3,415,752
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	1,500,000	1,478,048
Wells Fargo Commercial Mortgage Trust, 2018-C44, 4.212%, 5/15/2051	1,500,000	1,512,874
		$ 156,237,714
Automotive – 0.9%
Hyundai Capital America, 2.1%, 9/15/2028 (n)	$2,000,000	$ 1,716,032
Hyundai Capital America, 6.375%, 4/08/2030 (n)	2,250,000	2,465,456
Stellantis N.V., 2.691%, 9/15/2031 (n)	5,147,000	4,255,876
		$ 8,437,364
Broadcasting – 1.3%
Discovery, Inc., 4.65%, 5/15/2050	$857,000	$ 737,148
Magallanes, Inc., 5.141%, 3/15/2052 (n)	7,295,000	6,503,721
Prosus N.V., 3.257%, 1/19/2027 (n)	1,975,000	1,766,178
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	$2,700,000	$ 2,416,500
		$ 11,423,547
Brokerage & Asset Managers – 1.7%
Charles Schwab Corp., 2.9%, 3/03/2032	$5,000,000	$ 4,473,618
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	3,272,000	3,152,474
E*TRADE Financial Corp., 4.5%, 6/20/2028	1,958,000	1,969,235
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	1,609,000	1,394,070
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	2,000,000	1,897,500
LPL Holdings, Inc., 4%, 3/15/2029 (n)	1,300,000	1,183,000
Raymond James Financial, 4.65%, 4/01/2030	1,069,000	1,080,521
		$ 15,150,418
Building – 0.5%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$2,700,000	$ 2,517,750
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	2,600,000	2,076,516
		$ 4,594,266
Business Services – 0.8%
Global Payments, Inc., 2.9%, 5/15/2030	$1,080,000	$ 950,774
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	2,700,000	2,313,549
RELX Capital, Inc., 3%, 5/22/2030	674,000	607,615
Switch Ltd., 4.125%, 6/15/2029 (n)	3,725,000	3,557,375
		$ 7,429,313
Cable TV – 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$3,300,000	$ 2,879,250
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052	1,824,000	1,316,014
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	5,342,000	4,658,587
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	3,600,000	2,970,000
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	3,300,000	3,173,478
Time Warner Cable, Inc., 4.5%, 9/15/2042	2,031,000	1,679,049
		$ 16,676,378
Chemicals – 0.7%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$3,600,000	$ 3,114,828
GC Treasury Center Co. Ltd., 4.4%, 3/30/2032 (n)	2,100,000	1,998,489
Sasol Financing (USA) LLC, 4.375%, 9/18/2026	1,179,000	1,103,898
		$ 6,217,215
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.4%
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	$3,000,000	$ 2,643,840
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	1,388,000	1,430,382
		$ 4,074,222
Computer Software - Systems – 0.2%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$1,965,000	$ 1,925,779
Conglomerates – 0.7%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$2,500,000	$ 2,318,750
Gates Global LLC, 6.25%, 1/15/2026 (n)	1,500,000	1,462,500
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	2,534,000	2,542,133
		$ 6,323,383
Construction – 0.2%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	$1,900,000	$ 1,776,500
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)	333,000	325,508
		$ 2,102,008
Consumer Products – 0.2%
GSK Consumer Healthcare Capital US LLC, 3.625%, 3/24/2032 (n)	$2,275,000	$ 2,137,036
Consumer Services – 0.9%
Expedia Group, Inc., 3.25%, 2/15/2030	$3,950,000	$ 3,523,527
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	1,700,000	1,414,230
Match Group, Inc., 5%, 12/15/2027 (n)	1,800,000	1,755,000
Meituan, 3.05%, 10/28/2030 (n)	1,024,000	780,903
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	307,000	251,801
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	889,000	608,113
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	307,000	186,953
		$ 8,520,527
Containers – 0.2%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$1,500,000	$ 1,494,375
Electronics – 0.6%
Broadcom, Inc., 4.3%, 11/15/2032	$2,745,000	$ 2,573,887
Broadcom, Inc., 3.187%, 11/15/2036 (n)	2,240,000	1,768,546
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030 (n)	1,305,000	1,188,953
		$ 5,531,386
11

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 1.1%
Greenko Wind Projects (Mauritius) Ltd., 5.5%, 4/06/2025 (n)		$1,977,000	$ 1,928,564
Huarong Finance Co. Ltd. (People’s Republic of China), 3.375%, 2/24/2030		2,640,000	2,082,300
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		2,618,000	2,362,745
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		2,020,000	1,708,019
Petroleos Mexicanos, 5.95%, 1/28/2031		1,810,000	1,522,753
PT Freeport Indonesia, 5.315%, 4/14/2032 (n)		772,000	746,910
			$ 10,351,291
Emerging Market Sovereign – 1.1%
Arab Republic of Egypt, 5.8%, 9/30/2027 (n)		$2,394,000	$ 1,956,185
Dominican Republic, 4.875%, 9/23/2032 (n)		2,295,000	1,927,406
Republic of Angola, 8%, 11/26/2029		1,436,000	1,341,540
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	1,864,000	1,648,849
Republic of South Africa, 8.25%, 3/31/2032	ZAR	30,943,000	1,705,612
Republic of South Africa, 5.875%, 4/20/2032		$1,270,000	1,207,516
			$ 9,787,108
Energy - Independent – 0.6%
Diamondback Energy, Inc., 4.4%, 3/24/2051		$616,000	$ 553,076
Energean PLC, 6.5%, 4/30/2027 (n)		1,781,000	1,673,249
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		1,834,000	1,799,880
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)		1,237,000	1,157,214
			$ 5,183,419
Energy - Integrated – 0.7%
Cenovus Energy, Inc., 4.4%, 4/15/2029		$1,608,000	$ 1,593,105
Cenovus Energy, Inc., 3.75%, 2/15/2052		2,700,000	2,153,048
Eni S.p.A., 4%, 9/12/2023 (n)		1,342,000	1,350,522
Eni S.p.A., 4.25%, 5/09/2029 (n)		1,685,000	1,669,799
			$ 6,766,474
Financial Institutions – 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025		$1,568,000	$ 1,625,264
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		2,698,000	2,528,453
Air Lease Corp., 2.875%, 1/15/2032		5,633,000	4,644,701
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		2,342,000	2,123,506
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		3,617,000	3,111,088
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)		2,532,865	2,184,545
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		1,692,000	1,612,476
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Sunac China Holdings Ltd., 7.5%, 2/01/2024	$1,057,000	$ 248,395
		$ 18,078,428
Food & Beverages – 0.9%
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	$874,509	$ 802,907
Bacardi Ltd., 5.15%, 5/15/2038 (n)	955,000	953,827
Central America Bottling Co., 5.25%, 4/27/2029 (n)	2,293,000	2,178,510
Indofood CBP, 3.541%, 4/27/2032	2,536,000	2,125,466
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	1,800,000	1,777,500
		$ 7,838,210
Gaming & Lodging – 1.1%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030	$2,062,000	$ 1,917,825
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	400,000	362,154
Marriott International, Inc., 4.625%, 6/15/2030	561,000	553,164
Marriott International, Inc., 2.85%, 4/15/2031	654,000	562,458
Marriott International, Inc., 2.75%, 10/15/2033	4,537,000	3,727,669
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	2,700,000	2,516,508
		$ 9,639,778
Industrial – 0.3%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026	$936,000	$ 882,180
GEMS MENASA (Cayman) Ltd. / GEMS Education (Delaware) LLC, 7.125%, 7/31/2026	1,690,000	1,685,437
		$ 2,567,617
Insurance – 0.2%
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	$473,000	$ 427,743
Corebridge Financial, Inc., 4.4%, 4/05/2052 (n)	1,412,000	1,259,175
		$ 1,686,918
Insurance - Property & Casualty – 2.0%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$2,250,000	$ 2,127,668
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	2,170,000	2,156,681
Aon Corp., 4.5%, 12/15/2028	2,909,000	2,960,264
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	2,471,000	2,137,155
Brown & Brown, Inc., 4.95%, 3/17/2052	4,125,000	3,958,468
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	2,201,000	2,211,261
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	452,000	401,524
Hub International Ltd., 5.625%, 12/01/2029 (n)	2,350,000	2,156,125
		$ 18,109,146
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,076,000	$ 1,089,083
CNH Industrial Capital LLC, 3.85%, 11/15/2027	1,025,000	996,372
Ritchie Bros. Holdings Ltd., 4.75%, 12/15/2031 (n)	2,000,000	2,000,000
		$ 4,085,455
Major Banks – 6.7%
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029	$579,000	$ 567,555
Bank of America Corp., 2.572%, 10/20/2032	8,268,000	6,984,761
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	4,785,000	4,257,687
Bank of New York Mellon Corp., 4.7% to 9/20/2025, FLR (CMT - 5yr. + 4.358%) to 9/20/2070	1,800,000	1,795,500
Barclays PLC, 4.375%, 1/12/2026	1,325,000	1,320,385
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	5,000,000	4,545,492
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	299,000	306,475
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)	562,000	470,004
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,217,000	1,960,403
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	6,695,000	5,647,446
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	4,410,000	3,853,934
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	1,150,000	977,500
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	536,000	481,060
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	726,000	638,141
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	4,000,000	3,519,089
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	7,539,000	6,337,784
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	2,746,000	2,292,086
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	1,618,000	1,596,790
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	5,515,000	4,811,802
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	4,571,000	4,153,221
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	$4,785,000	$ 4,366,073
		$ 60,883,188
Medical & Health Technology & Services – 1.7%
DaVita, Inc., 4.625%, 6/01/2030 (n)	$2,600,000	$ 2,262,000
HCA Healthcare, Inc., 4.625%, 3/15/2052 (n)	7,619,000	6,650,269
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	1,437,000	1,484,039
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	568,000	601,182
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	3,300,000	2,919,345
Tower Health, 4.451%, 2/01/2050	1,730,000	1,297,500
		$ 15,214,335
Metals & Mining – 1.3%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$992,000	$ 880,282
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	1,161,000	998,732
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	5,361,000	4,897,210
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	2,907,000	2,483,334
Novelis Corp., 3.25%, 11/15/2026 (n)	250,000	228,112
Novelis Corp., 3.875%, 8/15/2031 (n)	2,600,000	2,229,500
		$ 11,717,170
Midstream – 2.2%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$2,125,000	$ 1,991,397
Corpus Christi Holdings LLC, 2.742%, 12/31/2039	963,000	783,765
Enbridge, Inc., 3.125%, 11/15/2029	1,344,000	1,240,133
Enbridge, Inc., 2.5%, 8/01/2033	1,923,000	1,589,935
MPLX LP, 4.5%, 4/15/2038	2,200,000	2,020,750
MPLX LP, 4.95%, 3/14/2052	3,699,000	3,390,539
Plains All American Pipeline LP, 3.8%, 9/15/2030	4,057,000	3,755,204
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	3,285,000	3,259,477
Targa Resources Corp., 4.95%, 4/15/2052	1,864,000	1,702,437
		$ 19,733,637
Mortgage-Backed – 0.0%
Fannie Mae, 6.5%, 5/01/2031	$9,428	$ 10,022
Fannie Mae, 3%, 2/25/2033 (i)	260,790	25,531
Fannie Mae, 5.5%, 9/01/2034 - 11/01/2036	30,874	32,787
Fannie Mae, 6%, 11/01/2034	93,307	102,455
Fannie Mae, UMBS, 2.5%, 3/01/2050	52,224	47,830
Freddie Mac, 1.031%, 4/25/2024 (i)	77,908	1,144
Ginnie Mae, 3%, 9/20/2047	104,543	100,515
		$ 320,284
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 1.6%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$1,205,000	$ 1,129,949
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,730,000	1,533,681
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	2,500,000	2,455,177
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	1,155,000	1,316,947
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,750,000	3,827,050
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	2,755,000	2,444,647
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	28,650
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	455,000	434,525
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, Taxable, “2019A-1”, 4.55%, 7/01/2040	1,326,000	1,239,099
		$ 14,409,725
Natural Gas - Distribution – 0.5%
Boston Gas Co., 3.757%, 3/16/2032 (n)	$5,000,000	$ 4,687,151
Oils – 0.1%
FS Luxembourg S.à r.l., 10%, 12/15/2025 (n)	$1,013,000	$ 1,035,793
Other Banks & Diversified Financials – 1.6%
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)	$1,431,000	$ 1,287,900
Bank Leumi le-Israel B.M., 3.275% to 1/29/2026, FLR (CMT - 5yr. + 1.631%) to 1/29/2031 (n)	2,237,000	2,046,855
Macquarie Group Ltd., 4.442%, 6/21/2033 (n)	8,358,000	7,904,138
NBK Tier 1 Financing Ltd., 3.625% to 2/24/2027, FLR (Swap Rate - 6yr. + 2.875%) to 8/24/2169	1,798,000	1,646,069
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024	1,424,000	1,292,280
		$ 14,177,242
Pharmaceuticals – 0.6%
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	$3,000,000	$ 2,763,750
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	3,000,000	2,790,900
		$ 5,554,650
Printing & Publishing – 0.1%
Cimpress N.V., 7%, 6/15/2026 (n)	$1,000,000	$ 932,500
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.1%
Boston Properties Ltd. LP, REIT, 2.55%, 4/01/2032	$1,504,000	$ 1,259,588
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$2,180,000	$ 1,949,538
Specialty Stores – 0.5%
Genuine Parts Co., 2.75%, 2/01/2032	$5,031,000	$ 4,310,422
Supranational – 0.1%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$1,290,000	$ 1,292,350
Telecommunications - Wireless – 1.7%
American Tower Corp., REIT, 3.55%, 7/15/2027	$1,237,000	$ 1,180,242
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	1,582,000	1,184,143
Crown Castle International Corp., 4.15%, 7/01/2050	2,318,000	2,018,950
CT Trust, 5.125%, 2/03/2032 (n)	765,000	712,674
Rogers Communications, Inc., 4.35%, 5/01/2049	7,277,000	6,425,996
SBA Communications Corp., 3.875%, 2/15/2027	1,480,000	1,404,816
SBA Communications Corp., 3.125%, 2/01/2029	1,400,000	1,200,850
T-Mobile USA, Inc., 4.375%, 4/15/2040	1,899,000	1,748,993
		$ 15,876,664
Tobacco – 0.9%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$1,869,000	$ 1,766,670
B.A.T. Capital Corp., 4.742%, 3/16/2032	6,749,000	6,329,334
		$ 8,096,004
Transportation – 0.2%
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031	$2,106,000	$ 1,697,457
Transportation - Services – 0.4%
Delhi International Airport Private Ltd., 6.125%, 10/31/2026	$1,046,000	$ 1,018,542
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	823,000	790,350
India Airport Infrastructure, 6.25%, 10/25/2025	639,000	603,855
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)	1,249,000	1,122,067
		$ 3,534,814
U.S. Treasury Obligations – 33.6%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$35,900,000	$ 26,866,102
U.S. Treasury Bonds, 1.75%, 8/15/2041	11,300,000	8,951,719
U.S. Treasury Bonds, 2.375%, 2/15/2042	5,000,000	4,417,969
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	7,646,000	6,768,203
U.S. Treasury Bonds, 2.375%, 11/15/2049	20,626,900	18,138,780
U.S. Treasury Bonds, 1.625%, 11/15/2050	3,400,000	2,499,266
U.S. Treasury Bonds, 2.25%, 2/15/2052	8,600,000	7,383,906
U.S. Treasury Notes, 0.375%, 10/31/2023	117,000,000	113,298,047
17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2.25%, 3/31/2024	$13,200,000	$ 13,088,625
U.S. Treasury Notes, 0.25%, 9/30/2025	15,700,000	14,335,449
U.S. Treasury Notes, 0.875%, 6/30/2026	88,000,000	80,850,000
U.S. Treasury Notes, 2.5%, 3/31/2027	9,000,000	8,819,297
		$ 305,417,363
Utilities - Electric Power – 1.4%
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)	$967,445	$ 855,544
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	760,000	729,608
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)	1,200,000	1,068,000
Calpine Corp., 3.75%, 3/01/2031 (n)	2,900,000	2,443,250
FirstEnergy Corp., 5.35%, 7/15/2047	2,460,000	2,299,362
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	359,000	315,282
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)	1,793,000	1,693,757
Pacific Gas & Electric Co., 3%, 6/15/2028	614,000	548,827
Pacific Gas & Electric Co., 3.5%, 8/01/2050	2,250,000	1,568,524
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)	1,157,000	1,008,402
		$ 12,530,556
Utilities - Other – 0.3%
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)	$2,626,000	$ 2,581,358
Total Bonds (Identified Cost, $934,326,301)		$ 868,037,977
Common Stocks – 0.0%
Construction – 0.0%
ICA Tenedora S.A. de C.V. (u) (Identified Cost, $0)	36,995	$ 30,819
Investment Companies (h) – 3.7%
Money Market Funds – 3.7%
MFS Institutional Money Market Portfolio, 0.28% (v) (Identified Cost, $34,030,179)	34,030,179	$ 34,030,179

Other Assets, Less Liabilities – 0.9%		7,904,409
Net Assets – 100.0%		$ 910,003,384

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
18

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $34,030,179 and $868,068,796, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $317,834,714, representing 34.9% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACRES 2021-FL2 Issuer Ltd.,“C”, FLR, 3.204% (LIBOR - 1mo. + 2.65%), 1/15/2037	12/07/21 - 3/09/22	$2,848,974	$2,815,073
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 3.618% (LIBOR - 1mo. + 2.95%), 11/25/2036	11/12/21	1,770,000	1,730,494
Total Restricted Securities			$4,545,567
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
ZAR	South African Rand
19

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 4/30/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	1,414,543	USD	1,494,003	HSBC Bank	7/15/2022	$4,009
USD	3,749,786	EUR	3,403,087	BNP Paribas S.A.	7/15/2022	145,890
USD	1,926,331	ZAR	28,491,401	JPMorgan Chase Bank N.A.	7/15/2022	136,718
						$286,617

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	419	$54,051,000	June – 2022	$3,147,221
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	242	$51,016,625	June – 2022	$(897,016)
U.S. Treasury Note 5 yr	Long	USD	646	72,786,031	June – 2022	(1,631,382)
U.S. Treasury Ultra Bond	Long	USD	157	25,188,688	June – 2022	(3,673,975)
						$(6,202,373)
At April 30, 2022, the fund had liquid securities with an aggregate value of $1,414,550 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
20

Financial Statements
Statement of Assets and Liabilities
At 4/30/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $934,326,301)	$868,068,796
Investments in affiliated issuers, at value (identified cost, $34,030,179)	34,030,179
Foreign currency, at value (identified cost, $133)	133
Receivables for
Forward foreign currency exchange contracts	286,617
Investments sold	6,773,510
Fund shares sold	14,786,073
Interest	5,611,084
Receivable from investment adviser	31,508
Other assets	47,417
Total assets	$929,635,317
Liabilities
Payable to custodian	$7,050
Payables for
Distributions	23,948
Net daily variation margin on open futures contracts	181,108
Investments purchased	15,087,063
Fund shares reacquired	4,129,232
Payable to affiliates
Administrative services fee	1,319
Shareholder servicing costs	142,432
Distribution and service fees	8,450
Payable for independent Trustees' compensation	1,371
Accrued expenses and other liabilities	49,960
Total liabilities	$19,631,933
Net assets	$910,003,384
Net assets consist of
Paid-in capital	$989,920,783
Total distributable earnings (loss)	(79,917,399)
Net assets	$910,003,384
Shares of beneficial interest outstanding	145,363,998
21

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$349,578,878	55,794,059	$6.27
Class B	2,834,431	455,489	6.22
Class C	12,411,848	1,999,336	6.21
Class I	333,229,601	53,274,431	6.25
Class R6	211,948,626	33,840,683	6.26

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.55 [100 / 95.75 x $6.27]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements
22

Financial Statements
Statement of Operations
Six months ended 4/30/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$10,253,630
Other	11,785
Dividends from affiliated issuers	10,151
Total investment income	$10,275,566
Expenses
Management fee	$1,849,742
Distribution and service fees	518,443
Shareholder servicing costs	308,493
Administrative services fee	57,085
Independent Trustees' compensation	5,272
Custodian fee	29,692
Shareholder communications	17,384
Audit and tax fees	36,367
Legal fees	1,213
Miscellaneous	98,925
Total expenses	$2,922,616
Fees paid indirectly	(67)
Reduction of expenses by investment adviser and distributor	(710,511)
Net expenses	$2,212,038
Net investment income (loss)	$8,063,528
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(5,413,187)
Futures contracts	(3,816,653)
Forward foreign currency exchange contracts	919,458
Foreign currency	(844,980)
Net realized gain (loss)	$(9,155,362)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(73,607,960)
Futures contracts	(3,210,146)
Forward foreign currency exchange contracts	299,104
Translation of assets and liabilities in foreign currencies	1,920
Net unrealized gain (loss)	$(76,517,082)
Net realized and unrealized gain (loss)	$(85,672,444)
Change in net assets from operations	$(77,608,916)
See Notes to Financial Statements
23

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21
Change in net assets
From operations
Net investment income (loss)	$8,063,528	$9,874,446
Net realized gain (loss)	(9,155,362)	8,429,367
Net unrealized gain (loss)	(76,517,082)	(7,197,318)
Change in net assets from operations	$(77,608,916)	$11,106,495
Total distributions to shareholders	$(14,905,958)	$(11,984,817)
Change in net assets from fund share transactions	$408,190,286	$178,788,635
Total change in net assets	$315,675,412	$177,910,313
Net assets
At beginning of period	594,327,972	416,417,659
At end of period	$910,003,384	$594,327,972
See Notes to Financial Statements
24

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$7.05	$7.04	$6.80	$6.27	$6.64	$6.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.14	$0.18	$0.20	$0.20	$0.21(c)
Net realized and unrealized gain (loss)	(0.71)	0.04	0.25	0.53	(0.38)	0.08
Total from investment operations	$(0.64)	$0.18	$0.43	$0.73	$(0.18)	$0.29
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.16)	$(0.19)	$(0.20)	$(0.19)	$(0.23)
From net realized gain	(0.07)	(0.01)	—	—	—	—
Total distributions declared to shareholders	$(0.14)	$(0.17)	$(0.19)	$(0.20)	$(0.19)	$(0.23)
Net asset value, end of period (x)	$6.27	$7.05	$7.04	$6.80	$6.27	$6.64
Total return (%) (r)(s)(t)(x)	(9.23)(n)	2.67	6.46	11.86	(2.77)	4.44(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.92(a)	0.95	0.99	1.09	1.09	1.12(c)
Expenses after expense reductions (f)(h)	0.72(a)	0.73	0.76	1.02	1.04	1.04(c)
Net investment income (loss)	2.05(a)	2.02	2.64	3.05	3.04	3.18(c)
Portfolio turnover	31(n)	64	95	103	66	69
Net assets at end of period (000 omitted)	$349,579	$329,668	$250,293	$210,404	$191,061	$207,268
See Notes to Financial Statements
25

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$7.00	$6.99	$6.76	$6.22	$6.60	$6.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.09	$0.13	$0.15	$0.15	$0.16(c)
Net realized and unrealized gain (loss)	(0.71)	0.04	0.24	0.54	(0.39)	0.08
Total from investment operations	$(0.67)	$0.13	$0.37	$0.69	$(0.24)	$0.24
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.11)	$(0.14)	$(0.15)	$(0.14)	$(0.18)
From net realized gain	(0.07)	(0.01)	—	—	—	—
Total distributions declared to shareholders	$(0.11)	$(0.12)	$(0.14)	$(0.15)	$(0.14)	$(0.18)
Net asset value, end of period (x)	$6.22	$7.00	$6.99	$6.76	$6.22	$6.60
Total return (%) (r)(s)(t)(x)	(9.65)(n)	1.91	5.54	11.27	(3.63)	3.67(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.67(a)	1.70	1.74	1.84	1.84	1.87(c)
Expenses after expense reductions (f)(h)	1.47(a)	1.48	1.51	1.78	1.80	1.80(c)
Net investment income (loss)	1.29(a)	1.30	1.92	2.31	2.28	2.48(c)
Portfolio turnover	31(n)	64	95	103	66	69
Net assets at end of period (000 omitted)	$2,834	$4,365	$6,402	$11,016	$13,331	$18,387
See Notes to Financial Statements
26

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$6.98	$6.97	$6.74	$6.21	$6.58	$6.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.09	$0.13	$0.15	$0.15	$0.16(c)
Net realized and unrealized gain (loss)	(0.70)	0.04	0.24	0.53	(0.38)	0.08
Total from investment operations	$(0.66)	$0.13	$0.37	$0.68	$(0.23)	$0.24
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.11)	$(0.14)	$(0.15)	$(0.14)	$(0.18)
From net realized gain	(0.07)	(0.01)	—	—	—	—
Total distributions declared to shareholders	$(0.11)	$(0.12)	$(0.14)	$(0.15)	$(0.14)	$(0.18)
Net asset value, end of period (x)	$6.21	$6.98	$6.97	$6.74	$6.21	$6.58
Total return (%) (r)(s)(t)(x)	(9.54)(n)	1.91	5.55	11.12	(3.55)	3.67(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.67(a)	1.70	1.74	1.84	1.84	1.87(c)
Expenses after expense reductions (f)(h)	1.47(a)	1.48	1.51	1.78	1.80	1.80(c)
Net investment income (loss)	1.30(a)	1.30	1.90	2.31	2.26	2.48(c)
Portfolio turnover	31(n)	64	95	103	66	69
Net assets at end of period (000 omitted)	$12,412	$14,461	$19,035	$17,783	$19,834	$32,196
See Notes to Financial Statements
27

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$7.03	$7.03	$6.79	$6.26	$6.63	$6.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.16	$0.20	$0.21	$0.21	$0.22(c)
Net realized and unrealized gain (loss)	(0.71)	0.03	0.25	0.54	(0.38)	0.07
Total from investment operations	$(0.63)	$0.19	$0.45	$0.75	$(0.17)	$0.29
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.18)	$(0.21)	$(0.22)	$(0.20)	$(0.24)
From net realized gain	(0.07)	(0.01)	—	—	—	—
Total distributions declared to shareholders	$(0.15)	$(0.19)	$(0.21)	$(0.22)	$(0.20)	$(0.24)
Net asset value, end of period (x)	$6.25	$7.03	$7.03	$6.79	$6.26	$6.63
Total return (%) (r)(s)(t)(x)	(9.15)(n)	2.78	6.73	12.15	(2.54)	4.54(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.66(a)	0.70	0.74	0.84	0.84	0.87(c)
Expenses after expense reductions (f)(h)	0.47(a)	0.48	0.51	0.77	0.80	0.80(c)
Net investment income (loss)	2.31(a)	2.26	2.86	3.28	3.25	3.30(c)
Portfolio turnover	31(n)	64	95	103	66	69
Net assets at end of period (000 omitted)	$333,230	$159,393	$114,592	$50,067	$46,277	$90,086
See Notes to Financial Statements
28

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18(i)
Net asset value, beginning of period	$7.04	$7.04	$6.80	$6.27	$6.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.16	$0.20	$0.22	$0.15
Net realized and unrealized gain (loss)	(0.71)	0.04	0.25	0.53	(0.22)
Total from investment operations	$(0.63)	$0.20	$0.45	$0.75	$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.19)	$(0.21)	$(0.22)	$(0.14)
From net realized gain	(0.07)	(0.01)	—	—	—
Total distributions declared to shareholders	$(0.15)	$(0.20)	$(0.21)	$(0.22)	$(0.14)
Net asset value, end of period (x)	$6.26	$7.04	$7.04	$6.80	$6.27
Total return (%) (r)(s)(t)(x)	(9.10)(n)	2.87	6.81	12.22	(1.03)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.59(a)	0.61	0.66	0.76	0.72(a)
Expenses after expense reductions (f)(h)	0.40(a)	0.40	0.43	0.70	0.71(a)
Net investment income (loss)	2.38(a)	2.28	2.95	3.37	3.53(a)
Portfolio turnover	31(n)	64	95	103	66
Net assets at end of period (000 omitted)	$211,949	$86,441	$26,095	$14,141	$12,798

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(h)	For financial highlights through October 31, 2018, in addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, March 2, 2018, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
29

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Income Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party
30

Notes to Financial Statements (unaudited) - continued
pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the
31

Notes to Financial Statements (unaudited) - continued
significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$—	$30,819	$30,819
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	305,417,363	—	305,417,363
Non - U.S. Sovereign Debt	—	21,430,749	—	21,430,749
Municipal Bonds	—	14,409,725	—	14,409,725
U.S. Corporate Bonds	—	252,754,419	—	252,754,419
Residential Mortgage-Backed Securities	—	1,184,727	—	1,184,727
Commercial Mortgage-Backed Securities	—	42,654,957	—	42,654,957
Asset-Backed Securities (including CDOs)	—	112,718,314	—	112,718,314
Foreign Bonds	—	117,467,723	—	117,467,723
Mutual Funds	34,030,179	—	—	34,030,179
Total	$34,030,179	$868,037,977	$30,819	$902,098,975
Other Financial Instruments
Futures Contracts – Assets	$3,147,221	$—	$—	$3,147,221
Futures Contracts – Liabilities	(6,202,373)	—	—	(6,202,373)
Forward Foreign Currency Exchange Contracts – Assets	—	286,617	—	286,617
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/21	$30,548
Change in unrealized appreciation or depreciation	271
Balance as of 4/30/22	$30,819
The net change in unrealized appreciation or depreciation from investments held as level 3 at April 30, 2022 is $271. At April 30, 2022, the fund held one level 3 security.
32

Notes to Financial Statements (unaudited) - continued
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$3,147,221	$(6,202,373)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	286,617	—
Total		$3,433,838	$(6,202,373)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
33

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(3,816,653)	$ —
Foreign Exchange	—	919,458
Total	$(3,816,653)	$919,458
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(3,210,146)	$ —
Foreign Exchange	—	299,104
Total	$(3,210,146)	$299,104
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or
34

Notes to Financial Statements (unaudited) - continued
delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of
35

Notes to Financial Statements (unaudited) - continued
foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from
36

Notes to Financial Statements (unaudited) - continued
one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to to amortization and accretion of debt securities and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/21
Ordinary income (including any short-term capital gains)	$11,984,817
37

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/22
Cost of investments	$970,004,647
Gross appreciation	299,970
Gross depreciation	(68,205,642)
Net unrealized appreciation (depreciation)	$ (67,905,672)
As of 10/31/21
Undistributed ordinary income	2,389,105
Undistributed long-term capital gain	5,253,435
Other temporary differences	(1,031,440)
Net unrealized appreciation (depreciation)	5,986,375
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/22	Year ended 10/31/21
Class A	$7,033,655	$7,019,416
Class B	64,321	94,813
Class C	231,776	287,765
Class I	4,612,462	3,437,213
Class R6	2,963,744	1,145,610
Total	$14,905,958	$11,984,817
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.45%
In excess of $2.5 billion	0.40%
The investment adviser has agreed in writing to reduce its management fee to 0.40% of the fund's average daily net assets annually up to $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2023. For the six months ended
38

Notes to Financial Statements (unaudited) - continued
April 30, 2022, this management fee reduction amounted to $369,946, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 29, 2024. For the six months ended April 30, 2022, this management fee reduction amounted to $51,729, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended April 30, 2022 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R6
0.73%	1.48%	1.48%	0.48%	0.40%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2023. For the six months ended April 30, 2022, this reduction amounted to $288,202, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $13,116 for the six months ended April 30, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
39

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 433,059
Class B	0.75%	0.25%	1.00%	1.00%	18,091
Class C	0.75%	0.25%	1.00%	1.00%	67,293
Total Distribution and Service Fees					$518,443
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2022, this rebate amounted to $634 for Class A and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2022, were as follows:
Amount
Class A	$11,789
Class B	2,695
Class C	2,949
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2022, the fee was $75,736, which equated to 0.0205% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $232,757.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2022 was equivalent to an annual effective rate of 0.0154% of the fund's average daily net assets.
40

Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended April 30, 2022, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$304,032,354	$136,101,820
Non-U.S. Government securities	303,056,739	89,988,506
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/22		Year ended 10/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	13,964,586	$94,434,086	16,931,075	$120,018,762
Class B	13,421	90,131	97,969	691,741
Class C	285,714	1,895,745	507,042	3,565,791
Class I	44,688,689	298,404,431	15,858,131	112,395,035
Class R6	24,486,776	164,231,969	9,639,930	68,241,651
	83,439,186	$559,056,362	43,034,147	$304,912,980
Shares issued to shareholders in reinvestment of distributions
Class A	1,005,389	$6,849,940	952,064	$6,758,338
Class B	9,072	61,828	12,815	90,461
Class C	34,086	231,506	40,594	285,791
Class I	674,649	4,554,153	466,802	3,306,346
Class R6	437,634	2,953,013	161,017	1,141,595
	2,160,830	$14,650,440	1,633,292	$11,582,531
41

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/22		Year ended 10/31/21
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(5,965,968)	$(40,017,354)	(6,654,552)	$(47,185,184)
Class B	(190,827)	(1,275,742)	(403,026)	(2,841,010)
Class C	(391,883)	(2,615,288)	(1,205,705)	(8,494,252)
Class I	(14,749,253)	(99,432,577)	(9,971,490)	(70,431,599)
Class R6	(3,355,787)	(22,175,555)	(1,236,935)	(8,754,831)
	(24,653,718)	$(165,516,516)	(19,471,708)	$(137,706,876)
Net change
Class A	9,004,007	$61,266,672	11,228,587	$79,591,916
Class B	(168,334)	(1,123,783)	(292,242)	(2,058,808)
Class C	(72,083)	(488,037)	(658,069)	(4,642,670)
Class I	30,614,085	203,526,007	6,353,443	45,269,782
Class R6	21,568,623	145,009,427	8,564,012	60,628,415
	60,946,298	$408,190,286	25,195,731	$178,788,635
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of Daily Simple SOFR plus 0.10%, the Federal Funds Effective Rate, and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2022, the fund’s commitment fee and interest expense were $1,107 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
42

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$20,877,994	$469,101,932	$455,949,747	$—	$—	$34,030,179

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$10,151	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
43

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
44

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
45

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VIII

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 15, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 15, 2022

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 15, 2022

*	Print name and title of each signing officer under his or her signature.